Share Based Compensation - Summary of Number of Shares and Synthetic Shares (Detail)	12 Months Ended
Dec. 31, 2021 shares
Members of Executive Board [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	10,600,000
Granted shares	2,900,000
Outstanding beginning	3,800,000
Exercised during 2021	(1,600,000)
Increase due to performance condition 2021	200,000
Outstanding ending	3,000,000.0
Members of Executive Board [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2,100,000
Granted shares	600,000
Increase due to performance condition 2021	300,000
Outstanding ending	900,000
Members of Executive Board [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2,500,000
Granted shares	900,000
Outstanding beginning	1,300,000
Outstanding ending	1,300,000
Members of Executive Board [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,000,000.0
Granted shares	600,000
Outstanding beginning	900,000
Increase due to performance condition 2021	(100,000)
Outstanding ending	800,000
Members of Executive Board [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,000,000.0
Granted shares	800,000
Outstanding beginning	1,600,000
Exercised during 2021	(1,600,000)
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	1,400,000
Outstanding beginning	1,800,000
Exercised during 2021	(800,000)
Increase due to performance condition 2021	100,000
Outstanding ending	1,400,000
The President and CEO [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	300,000
Increase due to performance condition 2021	200,000
Outstanding ending	500,000
The President and CEO [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	400,000
Outstanding beginning	600,000
Outstanding ending	600,000
The President and CEO [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	300,000
Outstanding beginning	400,000
Increase due to performance condition 2021	(100,000)
Outstanding ending	300,000
The President and CEO [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	400,000
Outstanding beginning	800,000
Exercised during 2021	(800,000)
Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	19,500,000
Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	8,000,000.0
Key contributor plan [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,900,000
Key contributor plan [member] | Key Contributor Plan2021
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	7,600,000
Synthetic shares [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,500,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	1,500,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	800,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	1,200,000